Insurance business - Net insurance claims and benefits paid and movement in liabilities to policyholders (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance claims and benefits paid and movement in liabilities to policyholders	$ 9,869	$ 14,388	$ 12,645
Non-linked insurance
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance claims and benefits paid and movement in liabilities to policyholders	9,802	9,931	9,684
Linked life insurance
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance claims and benefits paid and movement in liabilities to policyholders	(116)	1,125	1,108
Investment contracts with DPF
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance claims and benefits paid and movement in liabilities to policyholders	183	3,332	1,853
Gross insurance premium income
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance claims and benefits paid and movement in liabilities to policyholders	11,067	14,940	13,015
– claims, benefits and surrenders paid	6,557	6,094	6,678
– movement in liabilities	4,510	8,846	6,337
Gross insurance premium income | Non-linked insurance
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance claims and benefits paid and movement in liabilities to policyholders	11,008	10,474	10,050
– claims, benefits and surrenders paid	4,032	2,929	3,695
– movement in liabilities	6,976	7,545	6,355
Gross insurance premium income | Linked life insurance
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance claims and benefits paid and movement in liabilities to policyholders	(124)	1,134	1,112
– claims, benefits and surrenders paid	680	1,023	900
– movement in liabilities	(804)	111	212
Gross insurance premium income | Investment contracts with DPF
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance claims and benefits paid and movement in liabilities to policyholders	183	3,332	1,853
– claims, benefits and surrenders paid	1,845	2,142	2,083
– movement in liabilities	(1,662)	1,190	(230)
Reinsurers’ share of gross insurance premium income
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance claims and benefits paid and movement in liabilities to policyholders	(1,198)	(552)	(370)
– claims, benefits and surrenders paid	(1,012)	(350)	(440)
– movement in liabilities	(186)	(202)	70
Reinsurers’ share of gross insurance premium income | Non-linked insurance
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance claims and benefits paid and movement in liabilities to policyholders	(1,206)	(543)	(366)
– claims, benefits and surrenders paid	(1,005)	(343)	(430)
– movement in liabilities	(201)	(200)	64
Reinsurers’ share of gross insurance premium income | Linked life insurance
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance claims and benefits paid and movement in liabilities to policyholders	8	(9)	(4)
– claims, benefits and surrenders paid	(7)	(7)	(10)
– movement in liabilities	15	(2)	6
Reinsurers’ share of gross insurance premium income | Investment contracts with DPF
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance claims and benefits paid and movement in liabilities to policyholders	0	0	0
– claims, benefits and surrenders paid	0	0	0
– movement in liabilities	$ 0	$ 0	$ 0